                               [BISYS Letterhead]


                                  March 5, 2004


 VIA EDGAR


 Securities and Exchange Commission
 Judiciary Plaza, 450 Fifth Street
 Washington, D.C. 20549


        Re:     HSBC Investor Funds
                Securities Act of 1933 Registration No. 33-7647
                Investment Company Act of 1940 File No. 811-04782

 Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses dated March 1, 2004 for the HSBC Investor Funds (the "Registrant") series and classes indicated below do not differ from those contained in Post Effective Amendment No. 87 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2004.


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                       HSBC Investor Funds Series                     Classes
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
              HSBC Investor Limited Maturity Fund                  A, B, C and Y
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              HSBC Investor Bond Fund                                A, B and C
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              HSBC Investor New York Tax-Free Bond Fund            A, B, C and Y
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              HSBC Investor Growth Fund                            A, B, C and Y
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              HSBC Investor Growth and Income Fund                 A, B, C and Y
              -------------------------------------------------------------------------

              HSBC Investor Mid-Cap Fund                         A, B, C and Trust
              -------------------------------------------------------------------------

              HSBC Investor Overseas Fund                            A, B and C
              -------------------------------------------------------------------------





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

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                       HSBC Investor Funds Series                     Classes
              -------------------------------------------------------------------------
              HSBC Investor Opportunity Fund                        A, B, and C
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              HSBC Investor Value Fund                             A, B, C and Y
              -------------------------------------------------------------------------

              HSBC Investor Equity Fund                            A, B, C and Y
              -------------------------------------------------------------------------

              HSBC Investor Money Market Fund                   A, B, C, D, I and Y
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              HSBC Investor Cash Management Fund                A, B, C, D, I and Y
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              HSBC Investor U.S. Government Fund                A, B, C, D, I and Y
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              HSBC Investor Tax-Free Money Market Fund          A, B, C, D, I and Y
              -------------------------------------------------------------------------

              HSBC Investor New York Tax-Free Money               A, B, C, D and Y
              Market Fund
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              HSBC Investor U.S. Treasury Money Market          A, B, C, D, I and Y
              Fund
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              HSBC Investor California Tax-Free Money             A, B, C, D and Y
              Market Fund
              -------------------------------------------------------------------------


         If you have any questions with the respect to this filing, please do not hesitate to telephone the undersigned at (617) 824-1229.


                                                      Sincerely,

                                                      /s/ Charles J. Daly

                                                      Charles J. Daly


cc:   Richard Fabietti
      David Harris
      Tom Reyes